Earnings per share - Computations of ordinary shares outstanding, excluding nonvested restricted stock - (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	196,043,739	204,543,739
Treasury shares (in shares)	(17,733,971)	(17,760,514)
Ordinary shares outstanding (in shares)	178,309,768	186,783,225
Shares of unvested restricted stock (in shares)	(4,051,509)	(5,072,382)	(4,975,247)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	174,258,259	181,710,843